SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated Statement of Operations (in thousands) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue
Farm revenue						$ 153,000
Water revenue						15,000
Member assessments					102,000	25,000
Other income	10,000		11,000		3,000	3,000
Total Revenue	46,000	48,000	47,000	48,000	105,000	196,000
Direct cost of revenue					97,000	285,000
Gross Margin (Loss)	46,000	48,000	47,000	48,000	8,000	(89,000)
Operating Expenses:
General and administrative					3,868,000
Stock based compensation					2,678,000
Depreciation	75,000	35,000	128,000	49,000	102,000	24,000
Total operating expenses	2,612,000	1,808,000	4,759,000	2,885,000	6,648,000	7,518,000
(Loss) from operations	(2,566,000)	(1,760,000)	(4,712,000)	(2,837,000)	(6,640,000)	(7,607,000)
Other income (expense)
Interest expense					(1,212,000)
Warrant expense	(242,000)		(297,000)	(188,000)		(218,000)
Gain on sale of assets					5,000	40,000
Gain bargain purchase					1,736,000
Gain on extinguishment of notes payable					196,000
Other income (expense)	(36,000)	1,000	(36,000)	8,000	(14,000)	13,000
Total other income (expense)					711,000
Net (Loss) from continuing operations before taxes					(5,929,000)
Income tax (provision) benefit (Note 7)
Net (Loss) from continuing operations					(5,929,000)
Discontinued Operations (Note 10)
Loss from operations of discontinued real estate and mortgage business		(9,000)		(31,000)	(132,000)	(946,000)
Income tax (provision) benefit from discontinued operations
(Loss) on discontinued operations		(9,000)		(31,000)	(132,000)	(946,000)
Net (Loss)					(6,061,000)
Net loss (income) attributable to the noncontrolling interest (Note 2)	(12,000)	(24,000)	(4,000)	(24,000)	(51,000)	(4,000)
Net (Loss) attributable to Two Rivers Water Company					$ (6,112)
(Loss) Per Share - Basic and Dilutive:
(Loss) from continuing operations	$ (0.15)	$ (0.09)	$ (0.28)	$ (0.16)	$ (0.27)	$ (0.60)
(Loss) from discontinued operations						$ (0.07)
Total					$ (0.27)	$ (0.67)
Weighted Average Shares Outstanding:
Basic and Dilutive	23,531	22,054	23,374	21,054	22,156	14,148
CHANGE
Other income (expense)
Interest expense					(86,000)
Total other income (expense)					(86,000)
Discontinued Operations (Note 10)
Net (Loss) attributable to Two Rivers Water Company					$ (86)
RESTATED
Revenue
Member assessments					102,000
Other income					3,000
Total Revenue					105,000
Direct cost of revenue					97,000
Gross Margin (Loss)					8,000
Operating Expenses:
General and administrative					3,868,000
Stock based compensation					2,678,000
Depreciation					102,000
Total operating expenses					6,648,000
(Loss) from operations					(6,640,000)
Other income (expense)
Interest expense					(1,298,000)
Gain on sale of assets					5,000
Gain bargain purchase					1,736,000
Gain on extinguishment of notes payable					196,000
Other income (expense)					(14,000)
Total other income (expense)					625,000
Net (Loss) from continuing operations before taxes					(6,015,000)
Net (Loss) from continuing operations					(6,015,000)
Discontinued Operations (Note 10)
Loss from operations of discontinued real estate and mortgage business					(132,000)
(Loss) on discontinued operations					(132,000)
Net (Loss)					(6,147,000)
Net loss (income) attributable to the noncontrolling interest (Note 2)					$ (51,000)
Net (Loss) attributable to Two Rivers Water Company					$ (6,198)
(Loss) Per Share - Basic and Dilutive:
(Loss) from continuing operations					$ (0.27)
(Loss) from discontinued operations
Total					$ (0.27)
Weighted Average Shares Outstanding:
Basic and Dilutive					22,156